Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accruals And Deferred Income 1 [Abstract]
Deferred income beginning balance	€ 12,242	€ 12,754
Additions	2,757	1,204
Credit to profit or loss	(1,864)	(1,716)
Deferred income ending balance	€ 13,135	€ 12,242